Leases - Future minimum lease payments for operating leases (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases
2019 (excluding the six months ended June 30, 2019)	$ 13,789
2020	21,510
2021	17,788
2022	15,198
2023	13,786
Thereafter	36,054
Total operating lease payments	118,125
Less imputed interest	(20,974)
Total	$ 97,151